Reserves - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Percentage of net profit to offset prior losses	10.00%
Percentage of reserve fund of registered capital	50.00%
Statutory reserve	¥ 221.5	¥ 288.9